Shareholders' equity - Summary of Preferred Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Dividend paid per preferred share	$ 169	$ 175	$ 122
Series A Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,055.55	$ 4,055.55	$ 4,055.55
Dividend paid per preferred share	$ 20	$ 20	$ 20
Series C Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	0.025%
Dividend paid per share (usd per share)	$ 5,200.00	$ 5,200	$ 5,200
Dividend paid per preferred share	$ 31	$ 31	$ 30
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,500.00	$ 4,500	$ 4,500
Dividend paid per preferred share	$ 22	$ 22	$ 22
Series E Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,950.00	$ 4,950	$ 4,950
Dividend paid per preferred share	$ 50	$ 50	$ 50
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,625.00	$ 5,254.51
Dividend paid per preferred share	$ 46	$ 52	$ 0